INCOME TAXES (Table)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The components of deferred income taxes at September 30, 2012 and December 31, 2011 are as follows:

	September 30,	December 31,
	2012	2011

Deferred Tax Asset:
Net Operating Loss	$3,957,000	$2,626,000
Other	28,000	49,000
Total Deferred Tax Asset	3,985,000	2,675,000
Less Valuation Allowance	3,985,000	2,675,000
Net Deferred Income Taxes	$—	$—

The components of deferred income taxes at December 31, 2011 and December 31, 2010 are as follows:

	December 31,	December 31,
	2011	2010

Deferred Tax Asset:
Net Operating Loss	$2,626,000	$1,579,000
Other	49,000	56,000
Total Deferred Tax Asset	2,675,000	1,635,000
Less Valuation Allowance	2,675,000	1,635,000
Net Deferred Income Taxes	$—	$—